Cash (Details) - Schedule of Cash - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Cash (Details) - Schedule of Cash [Line Items]
Cash	$ 84,038	$ 30,887
USD [Member]
Cash (Details) - Schedule of Cash [Line Items]
Cash	74,951	24,596
CAD [Member]
Cash (Details) - Schedule of Cash [Line Items]
Cash	8,904	4,916
CAD held in trust [Member]
Cash (Details) - Schedule of Cash [Line Items]
Cash		78
ARS [Member]
Cash (Details) - Schedule of Cash [Line Items]
Cash	$ 183	$ 1,297